SHARE BASED COMPENSATION - Employees and non employees (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 USD ($) $ / shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2017 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) shares
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Remaining Contractual Term						0 years
Employees
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period | shares	916,500	916,500		631,500		427,100
Granted (in shares) | shares	379,000	379,000		327,000		206,000
Forfeited (in shares) | shares	(30,000)	(30,000)		(42,000)		(1,600)
Exercised (in shares) | shares	(213,700)	(213,700)
Options outstanding, end of period | shares	1,051,800	1,051,800		916,500		631,500	427,100
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period	$ 0.0003		$ 0.0002		$ 0.0001
Granted, per share	9.07		0.0004		0.0005
Forfeited, per share	0.0001		0.0000		0.0010
Weighted Average Exercise Price, Ending of period	3.27		0.0003		0.0002		$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value, beginning of period	7.48		6.43		4.93
Fair value of grants, per share	3.10		9.80		9.53
Fair value of forfeitures, per share	3.04		9.68		4.45
Fair value of exercises, per share	8.13
Weighted Average Grant Date Fair Value, end of period	$ 5.87		$ 7.48		$ 6.43		$ 4.93
Weighted Average Remaining Contractual Term	7 years 4 months 13 days	7 years 4 months 13 days		7 years 3 months 4 days		7 years 2 months 19 days	7 years 2 months 16 days
Aggregate Intrinsic Value | $	$ 3,616		$ 8,985		$ 6,090		$ 4,041
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest, shares outstanding | shares	578,600							578,600
Vested and expected to vest, weighted average exercise price	$ 1.91
Vested and expected to vest, weighted average grant date fair value, per share	$ 6.11
Vested and expected to vest, remaining contractual term	6 years 22 days	6 years 22 days
Vested and expected to vest, aggregate intrinsic value | $	$ 2,579
Fair value of equity awards vested	1,797	¥ 11,725		¥ 12,376		¥ 2,312
Unrecognized employee share-based compensation expense	$ 1,873							¥ 12,220
Period for recognition of unrecognized compensation cost	1 year 5 months 27 days	1 year 5 months 27 days
Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Options outstanding, beginning of period | shares	247,000	247,000		93,700		219,400
Granted (in shares) | shares	271,000	271,000		153,300		53,700
Forfeited (in shares) | shares						(160,000)
Exercised (in shares) | shares	(70,700)	(70,700)				(19,400)
Options outstanding, end of period | shares	447,300	447,300		247,000		93,700	219,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Weighted Average Exercise Price, beginning of period	$ 0.0003		$ 0.0004		$ 0.0000
Granted, per share	8.44		0.0003		0.0005
Forfeited, per share					0.0000
Exercised, per share	1.60				0.0000
Weighted Average Exercise Price, Ending of period	4.86		0.0003		0.0004		$ 0.0000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Weighted Average Grant Date Fair Value, beginning of period	8.94		7.53		4.91
Fair value of grants, per share	3.07		9.80		9.55
Fair value of forfeitures, per share					4.44
Fair value of exercises, per share	6.66				6.50
Weighted Average Grant Date Fair Value, end of period	$ 5.85		$ 8.94		$ 7.53		$ 4.91
Weighted Average Remaining Contractual Term	7 years 4 months 6 days	7 years 4 months 6 days		8 years 4 months 24 days		8 years 1 month 10 days	7 years 2 months 19 days
Aggregate Intrinsic Value | $	$ 1,166		$ 2,422		$ 904		$ 2,076
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest, shares outstanding | shares	268,800							268,800
Vested and expected to vest, weighted average exercise price	$ 2.79
Vested and expected to vest, weighted average grant date fair value, per share	$ 7.73
Vested and expected to vest, remaining contractual term	7 years 9 months 29 days	7 years 9 months 29 days
Vested and expected to vest, aggregate intrinsic value | $	$ 1,093
Fair value of equity awards vested	925	¥ 6,037		¥ 9,284		¥ 3,004
Unrecognized employee share-based compensation expense	$ 390							¥ 2,546
Period for recognition of unrecognized compensation cost	1 year 22 days	1 year 22 days